PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions
Net cash used in operating activities	¥ 714,243	$ 109,464	¥ 802,922	¥ 704,966
Net cash used in investing activities	(3,889,174)	(596,043)	(1,611,983)	(304,846)
Net cash generated from financing activities	4,163,255	638,046	461,557	(19,901)
Net increase (decrease) in cash and cash equivalents and restricted cash	759,260	116,361	(303,844)	465,552
Cash and cash equivalents and restricted cash at beginning of the year	2,357,177	361,253	2,661,021	2,195,469
Cash and cash equivalents and restricted cash at end of the year	3,116,437	477,614	2,357,177	2,661,021
Parent Company
Condensed Cash Flow Statements, Captions
Net cash used in operating activities	(743,944)	(114,014)	(142,989)	(166,068)
Net cash used in investing activities	(3,036,370)	(465,344)	(1,011,257)	(203,651)
Net cash generated from financing activities	3,598,441	551,485	807,765	43,145
Net increase (decrease) in cash and cash equivalents and restricted cash	(181,873)	(27,873)	(346,481)	(326,574)
Cash and cash equivalents and restricted cash at beginning of the year	243,989	37,393	590,470	917,044
Cash and cash equivalents and restricted cash at end of the year	¥ 62,116	$ 9,520	¥ 243,989	¥ 590,470